Trade payables and other liabilities	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade payables and other liabilities	14. Trade payables and other liabilities

Trade payables
Trade payables are initially recognised at fair value less any directly attributable transaction costs. Trade payables are subsequently measured at amortised cost, using the effective interest method.
Other liabilities
Other liabilities are initially recognised at fair value less any directly attributable transaction costs. Subsequent measurement depends on the type of liability:
■accruals are subsequently measured at amortised cost, using the effective interest method;
■social security and sundry taxes are subsequently measured at amortised cost, using the effective interest method;
■deferred consideration is subsequently measured at fair value with changes in the income statement as explained below; and
■others are subsequently measured either at amortised cost, using the effective interest method or at fair value, with changes being recognised in the income statement.

Deferred consideration
Deferred consideration represents any payments to the sellers of a business that occur after the acquisition date. These typically comprise contingent consideration and fixed deferred consideration:
■fixed deferred consideration is a payment with a due date after acquisition that is not dependent on future conditions; and
■contingent consideration is a payment which is dependent on certain conditions being met in the future and is often variable.
All deferred consideration is initially recognised at fair value as at the acquisition date, which includes a present value discount. Subsequently, deferred consideration is measured to reflect the unwinding of discount on the liability, with changes recognised in finance cost within the income statement. In the balance sheet, it is remeasured to reflect the latest estimate of the achievement of the conditions on which the consideration is based; changes in value other than the discount unwind are recognised as acquisition and disposal-related costs in the income statement.

We do not consider the fair values of trade payables and other liabilities to be significantly different from their carrying values.

Trade payables and other liabilities	€ million 2025	€ million 2024
Current: due within one year
Trade payables	10,994	10,258
Accruals	4,649	5,053
Social security and sundry taxes	565	555
Deferred consideration	26	16
Others	705	808
	16,939	16,690
Non-current: due after more than one year
Accruals	74	148
Deferred consideration	20	1
Others	43	54
	137	203
Total trade payables and other liabilities	17,076	16,893
Included within others are IT, consulting services and payroll-related balances.
At 31 December 2025, trade payables and other current liabilities include €1.6 billion due to TMICC. This balance reflects the inventory subsidy received from TMICC and the balances arising under the Transitional Services Agreement, which will remain in place while Unilever continues to provide agreed services to TMICC for the transition period.
Deferred consideration
At 31 December 2025, the total balance of deferred consideration for acquisitions is €46 million (2024: €17 million), which includes contingent consideration of €46 million (2024: €1 million). These contingent consideration payments are dependent on acquired businesses achieving contractually agreed financial targets (mainly relating to cumulative increases in turnover and profit before tax) until 2027, with a maximum contractual amount of €97 million.
Supplier financing arrangements for trade payables
Some of our suppliers elect to factor a portion of their receivables from the Group with financial institutions. In some instances, we provide suppliers and/or banks with visibility of invoices approved for payment, which helps them receive cash from the bank before the invoice due date.
Payment dates and terms for Unilever do not vary based on whether the supplier chooses to factor their receivable. If a receivable is purchased by a third-party bank, that third-party bank does not benefit from additional security when compared to the security originally enjoyed by the supplier.
The Group evaluates these arrangements to assess if the payable holds the characteristics of a trade payable or should be classified as a financial liability. At
31 December 2025 and 31 December 2024, all such liabilities were classified as trade payables.

	2025	2024
Carrying amount of trade payables (subject to supplier financing arrangements)
Presented in trade and other payables (€ million)	2,665	2,207
of which suppliers have received payment from finance provider (€ million)	2,065	1,908
Range of payment due dates
Liabilities that are part of the arrangements(a) (days)	0-180	180 days
Comparable trade payables that are not part of the arrangements(a) (days)	0-180	180 days
(a)2025 disclosures include the full range of payment due dates, while in 2024 we disclosed only the maximum term.
In its liquidity assessment, the Group does not consider any supplier financing arrangements, as these are non-recourse to Unilever and supplier payment dates and terms for Unilever do not vary based on whether the supplier chooses to use such financing arrangements.